Other Income/ Expense, Net (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Apr. 01, 2016
Other Income and Expenses [Abstract]
Non-service cost components of net periodic pension (income) expense		$ (509)		$ (7)	$ 26
Foreign currency gain		(71)		(8)	(1)
Other gain		(13)		(2)	(8)
Totals	[1]	$ (593)	[2]	$ (17)	17
Gain on sale of certain assets					$ 6

[1]	Fiscal 2016 through fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU 2017-07 during the first quarter of fiscal 2019.
[2]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.